Financial risk - Financial assets in default, but not impaired (Details) - Credit risk - AUD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Past due receivables
Financial assets	$ 828,050	$ 807,123
Gross/Cost
Past due receivables
Financial assets	830,864	809,989
90 days past due or otherwise in default, not impaired | Gross/Cost
Past due receivables
Financial assets	4,017	3,458	$ 3,181
90 days past due or otherwise in default, not impaired | Gross/Cost | Australia
Past due receivables
Financial assets	3,861	3,322	3,075
90 days past due or otherwise in default, not impaired | Gross/Cost | New Zealand
Past due receivables
Financial assets	127	117	89
90 days past due or otherwise in default, not impaired | Gross/Cost | Other Overseas
Past due receivables
Financial assets	$ 29	$ 19	$ 17